Segment reporting	12 Months Ended
Mar. 31, 2026
Disclosure of segment reporting [Abstract]
Segment reporting
34.	Segment reporting

The operating segments of the Group has been reclassified in the Financial Year with effect from April 1, 2021 pursuant to the business reorganization done in the 2020-21 through Business Transfer Agreement (BTA) dated January 28, 2021. Consequently, Group's operating segments are as follows:

a. Network services	Consists of domestic data, international data, wholesale voice

b. Data Center Services	Consists of co-location services, cross connects and other allied managed services

c. Digital Services	Consists of Cloud and Managed Services, Network Managed Services and Applications Integration Services

Network services - The Network services consist of network services addressing the domestic connectivity needs of Indian enterprises and international inward and outward connectivity needs of International Enterprises. The services include a comprehensive range of Internet protocol based Virtual Private Network, offerings, including intranets, extranets, and remote access applications to both small and large corporate customers. The Group provides MPLS-enabled IP VPN’s through entire network. The Group also provides last mile connectivity to customers.

The cable landing station and investment in submarine cable consortium are other assets extended to international partners for international inward and outward connectivity needs. The cable landing station currently lands 2 major submarine cables; namely Gulf Bridge International (GBI) and the Middle Eastern and North African cable (MENA)

Data Center services:  The Group operates 14 Concurrently Maintainable Data Centers, of which seven are located in Mumbai (Bombay), two each at Noida (Delhi) and Chennai (Madras), one each at Bengaluru, Kolkata and Hyderabad to host mission-critical applications. The Group offers co-location services which allow customers to bring in their own rack-mountable servers and house them in shared racks or hire complete racks and even rent ‘secure cages’ at the hosting facility as per their application requirements. It also offers a wide variety of managed hosting services, such as storage, back-up and restoration, performance monitoring and reporting hardware and software procurement and configuration and network configuration under this business line.

Digital services:

The Group offers following services under Digital Services segment:

On-demand hosting (cloud) services offer end-customers with the solutions to Enterprises. On-demand cloud services giving companies the option to “pay as you go” basis.

Remote and Onsite Infrastructure Management services which provide management and support of customer operating systems, applications, and database layers.

Network Operations Center (NOC) services, managed SDWAN and managed Wi-Fi solutions.

Data Centre Build, Network Integration, Information security and End User computing.

Web-applications which include sales force automation, supply chain management, intranet and extranets, workflow engine and knowledge management systems.

Online portals, such as www.sify.com with content on technology. The Group also offers value-added services to organizations such as website design, development, content management, digital certification services, Online assessment tools, search engine optimization, including domain name management, secure socket layer (SSL) certificate for websites, and server space in required operating system and database. It provides messaging and collaboration services and solutions such as e-mail servers, LAN mail solutions, anti-spam appliances, bulk mail services, instant messaging, and also offer solutions and services to enable data and access security over the Internet, Infrastructure-based services on demand, including on-line testing engine and network management. On-line testing services include test management software, required servers and proctored examination facilities at Sify’s franchisee points. On-line exam engine offered allows a secure and flexible way of conducting examinations involving a wide range of question patterns.

The Chief Operating Decision Maker (“CODM”), i.e., The Board of Directors and the senior management, evaluate the Group’s performance and allocate resources to various strategic business units that are identified based on the products and services that they offer and on the basis of the market served. Revenue in relation to segments is categorized based on items that are individually identifiable to that segment.

Bandwidth costs, which form a significant part of the total expenses, is allocated to Network Services. Manpower costs of Technology resources rendering services to support Infrastructure operations, Managed services and Application services, are identified to respective operating segments specifically. The Group believes that the resulting allocations are reasonable.

Certain expenses, technology infrastructure and administrative overheads, which form a significant component of total expenses, are not allocable to specific segments as the underlying services are used interchangeably. Management believes that it is not practical to provide segment disclosure of these expenses and, accordingly, they are separately disclosed as “unallocated” and adjusted only against the total income of the Group.

The Group’s operating segment information for the years ended March 31, 2026, 2025 and 2024 are presented below:

Year ended March 31, 2026

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	17,634	17,519	9,724	44,877
Intersegment revenues	-	88	222	310
Operating expenses	(14,309)	(9,544)	(10,790)	(34,643)
Intersegment expenses	(252)	-	(58)	(310)
Segment operating income / (loss)	3,073	8,063	(902)	10,234
Unallocated expenses:
Support service unit costs				(349)
Depreciation and amortization				(7,274)
Other income / (expense), net				410
Finance income				1
Finance expenses				(3,963)
Profit / (loss) before tax				(941)
Tax (expense) / benefit				(425)
Profit / (loss) for the year				(1,366)

Year ended March 31, 2025

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	15,781	14,196	9,909	39,886
Intersegment revenues	-	88	221	309
Operating expenses	(13,920)	(7,768)	(10,612)	(32,300)
Intersegment expenses	(252)	-	(57)	(309)
Segment operating income / (loss)	1,609	6,516	(539)	7,586
Unallocated expenses:
Support service unit costs				(59)
Depreciation and amortization				(5,633)
Other income / (expense), net				551
Finance income				13
Finance expenses				(2,744)
Profit / (loss) before tax				(286)
Tax (expense) / benefit				(499)
Profit / (loss) for the year				(785)

Year ended March 31, 2024

	Network- Connectivity Services (A)	Data Center Services (B)	Digital Services (C)	Total (D) = (A)+(B)+(C)

External customers	14,661	11,054	9,919	35,634
Intersegment revenues	-	88	221	309
Operating expenses	(12,319)	(6,425)	(10,105)	(28,849)
Intersegment expenses	(252)	-	(57)	(309)
Segment operating income / (loss)	2,090	4,717	(22)	6,785
Unallocated expenses:
Support service unit costs				9
Depreciation and amortization				(4,773)
Other income / (expense), net				535
Finance income				-
Finance expenses				(2,204)
Profit / (loss) before tax				352
Tax (expense) / benefit				(183)
Profit / (loss) for the year				169

Disclosure of segment assets and liabilities

Particulars	March 31,2026	March 31,2025	March 31,2024
Segment assets
Network centric services	24,425	23,927	19,042
Data center services	53,028	43,941	38,371
Digital services	6,898	8,353	7,576
Unallocated assets	6,322	7,108	5,993
Total assets	90,673	83,329	70,982
Segment liabilities
Network centric services	24,145	22,394	19,171
Data center services	39,842	32,523	26,539
Digital services	7,753	8,283	7,200
Total liabilities	71,740	63,200	52,910
Capital employed	18,933	20,129	18,072

note: unallocated assets consist of deferred tax assets, cash and cash equivalents, Investments other than investments in PPAs and interest accrued on those investments.

Additional information

a) Capital expenditure incurred during the year

Particulars	March 31,2026	March 31,2025	March 31,2024
Network centric services	2,449	4,197	2,990
Data center services	10,366	13,483	5,990
Digital services	474	496	240
Total	13,289	18,176	9,220

b) Depreciation & amortization expense during the year

Particulars	March 31,2026	March 31,2025	March 31,2024
Network centric services	2,452	2,176	1,980
Data center services	4,474	3,145	2,541
Digital services	348	312	252
Total	7,274	5,633	4,773

Geographic segments

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2026	41,736	3,141	44,877
Year ended March 31, 2025	36,850	3,036	39,886
Year ended March 31, 2024	33,304	2,330	35,634

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

During the year under review revenue from one customer of the Group's data center and network services segment is ₹ 8,809 million which is more than 20% of the Group's total revenue.